Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Schedule of Composition and Movements in Net Intangible Assets
The composition of and movements in net intangible assets in 2017 and 2016 are as follows:

2017
Millions of euros	Balance at 12/31/2016	Additions	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Inclusion of companies	Balance at 12/31/2017
Service concession arrangements and licenses	11,594	493	(1,234)	—	852	(920)	—	10,785
Software	2,892	640	(1,441)	—	1,109	(216)	3	2,987
Customer base	3,435	—	(639)	—	1	(87)	21	2,731
Trademarks	912	—	(74)	—	—	(58)	—	780
Other intangible assets	127	18	(55)	2	(5)	(4)	3	86
Intangible assets in process	1,558	667	—	—	(1,559)	(30)	—	636
Total intangible assets	20,518	1,818	(3,443)	2	398	(1,315)	27	18,005

2016
Millions of euros	Balance at 12/31/15	Additions	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Inclusion of companies	Balance at 12/31/2016
Service concession arrangements and licenses	11,881	340	(1,230)	(15)	(2)	620	—	11,594
Software	2,722	836	(1,686)	(16)	866	170	—	2,892
Customer base	3,932	—	(632)	—	—	135	—	3,435
Trademarks	978	1	(87)	—	—	20	—	912
Other intangible assets	147	32	(63)	1	7	2	1	127
Intangible assets in process	1,489	471	—	2	(390)	(14)	—	1,558
Total intangible assets	21,149	1,680	(3,698)	(28)	481	933	1	20,518

Schedule of Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2017 and 2016 are as follows:

Balance at 12/31/2017
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	21,333	(10,548)	—	10,785
Software	16,407	(13,420)	—	2,987
Customer base	6,931	(4,200)	—	2,731
Trademarks	1,909	(1,129)	—	780
Other intangible assets	1,081	(993)	(2)	86
Intangible assets in process	636	—	—	636
Intangible assets	48,297	(30,290)	(2)	18,005

Balance at 12/31/2016
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	21,843	(10,249)	—	11,594
Software	16,361	(13,466)	(3)	2,892
Customer base	7,253	(3,818)	—	3,435
Trademarks	2,017	(1,105)	—	912
Other intangible assets	1,135	(1,003)	(5)	127
Intangible assets in process	1,558	—	—	1,558
Intangible assets	50,167	(29,641)	(8)	20,518

The movement in this heading assigned to each Group segment was the following:

2017
Millions of euros	Balance at 12/31/16	Acquisitions	Write-offs	Translation differences and other	Balance at 12/31/17
Telefónica Spain	4,306	—	—	4	4,310
Telefónica Brazil	11,565	—	—	(1,508)	10,057
Telefónica Germany	4,787	28	—	—	4,815
Telefónica United Kingdom	4,824	—	—	(176)	4,648
Telefónica Hispanoamérica	3,040	147	—	(262)	2,925
Others	164	—	—	(78)	86
Total	28,686	175	—	(2,020)	26,841

2016
Millions of euros	Balance at 12/31/15	Acquisitions	Write-offs	Translation differences and other	Balance at 12/31/16
Telefónica Spain	4,306	—	—	—	4,306
Telefónica Brazil	9,345	—	—	2,220	11,565
Telefónica Germany	4,787	—	—	—	4,787
Telefónica United Kingdom	5,621	—	—	(797)	4,824
Telefónica Hispanoamérica	3,187	—	(215)	68	3,040
Others	149	26	(13)	2	164
Total	27,395	26	(228)	1,493	28,686